Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Jul. 01, 2015
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2015